Debt, cash and cash equivalents and lease liabilities - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		€ 11,791		€ 14,347		€ 14,857
Short-term debt and current portion of long-term debt		4,209		2,045		4,174
Interest rate and currency derivatives used to manage debt		137		139		187
Total debt		16,137		16,531		19,218		€ 20,250
Cash and cash equivalents		(7,441)		(8,710)	[1]	(12,736)	[1]	€ (10,098)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt	[2]	8,772		7,793		6,437
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		30
Short-term debt and current portion of long-term debt		4
Interest rate and currency derivatives used to manage debt
Total debt		34
Cash and cash equivalents
Interest rate and currency derivatives used to manage cash and cash equivalents
Net debt		34
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		119
Short-term debt and current portion of long-term debt		5
Interest rate and currency derivatives used to manage debt		(124)
Total debt		0
Cash and cash equivalents
Interest rate and currency derivatives used to manage cash and cash equivalents
Net debt		0
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		11,940		14,546		15,143
Short-term debt and current portion of long-term debt		4,218		2,045		4,178
Interest rate and currency derivatives used to manage debt		13		(18)		(48)
Total debt		16,171		16,573		19,273
Cash and cash equivalents		(7,441)		(8,710)		(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt	[4]	€ 8,806	[3]	€ 7,835		€ 6,492

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024, €2,030 million as of December 31, 2023, and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.)
[3]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024; €2,030 million as of December 31, 2023;
and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.).

[4]	(a)Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.)